Summary of Significant Accounting Policies - Functional and Presentation Currency (Details)	12 Months Ended
Mar. 31, 2025
Virax Biolabs Group Limited
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	U.S. dollars
Virax Biolabs (UK) Limited
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	British Pound Sterling
Virax Biolabs Group Limited
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	U.S. dollars
Virax Immune T- Cell Medical Device Company Limited
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	U.S. dollars
Virax Biolabs Pte. Limited
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	U.S. dollars
Logico Bioproducts Corp.
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	U.S. dollars
Shanghai Xitu Consulting Co., Limited
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	Renminbi
Virax Biolabs USA Management, Inc.
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	U.S. dollars
Virax Biolabs Group Holdings Ltd
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	British Pound Sterling
Virax Biolabs Trading B.V.
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	Euro
Virax Biolabs UK Operating LLC
Disclosure of reclassifications or changes in presentation [line items]
Functional Currency	British Pound Sterling